OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2023
Disclosure of analysis of other comprehensive income by item [abstract]
OTHER COMPREHENSIVE INCOME (LOSS)	OTHER COMPREHENSIVE INCOME (LOSS)
Other comprehensive (loss) income consists of the following:

(US$ Millions) Years ended Dec. 31,	2023	2022	2021
Items that may be reclassified to net income:
Foreign currency translation
Unrealized foreign currency translation gains (losses) in respect of foreign operations	$529	$(1,233)	$(467)
Reclassification of realized foreign currency translation gains to net income on disposition of foreign operations	7	189	27
(Losses) gains on hedges of net investments in foreign operations	(309)	539	163
Reclassification of hedges of net investment in foreign operations (losses) to net income on disposition of foreign operations	(83)	—	—
	144	(505)	(277)
Cash flow hedges
Gains on derivatives designated as cash flow hedges, net of income tax expense (benefit) of $(30) million (2022 - $(9) million; 2021 - $(12) million)	48	49	95
	48	49	95
Equity accounted investments
Share of unrealized foreign currency translations gains (losses) in respect of foreign operations	1	(1)	(2)
Share of (losses) gains on derivatives designated as cash flow hedges	(56)	129	56
	(55)	128	54
Items that will not be reclassified to net income:
Unrealized (losses) on securities - FVTOCI, net of income tax (expense) benefit of nil (2022 - $(2) million; 2021 - $59 million)	(18)	(26)	(33)
Share of revaluation surplus on equity accounted investments	6	113	354
Net remeasurement (losses) gains on defined benefit plan	(2)	1	—
Revaluation surplus, net of income tax (expense) of $(68) million (2022 –$(72) million; 2021 – $(120) million)	639	655	811
	625	743	1,132
Total other comprehensive income	$762	$415	$1,004